INCOME TAX - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Net Deferred Tax Assets Abstract
Net operating loss carry-forwards	$ 6,428,637	$ 604,689	$ 469,409
Allowance for doubtful accounts	2,795,978	2,328,841	2,142,711
Impairment provision of advances to suppliers	384,967	384,967	877,103
Lease liability	0	0	2,184
Total of deferred tax assets	9,609,582	3,318,497	3,491,408
Less: valuation allowance	(676,559)	(604,689)	0
Net deferred tax assets	8,933,023	2,713,808	3,491,408
Right-of-use assets	0	0	(2,432)
Total deferred tax liabilities	0	0	2,432
Deferred tax assets, net	$ 8,933,023	$ 2,713,808	$ 3,488,976